VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
CORPORATE BONDS : 5.8%
Canada : 0.1%
Export Development
Canada Reg S
30.00%, 12/05/25 TRY 103,500 $ 3,603,526
Underline
Cayman Islands : 0.1%
QNB Finance Ltd.
13.50%, 10/06/25 TRY 76,700 1,899,644
QNB Finance Ltd. Reg S
3.50%, 03/09/26 CNY 14,100 1,965,033
3,864,677
Colombia : 0.1%
Empresas Publicas de
Medellin ESP Reg S
7.62%, 09/10/24 COP 3,596,000 869,812
Financiera de Desarrollo
Territorial SA Findeter
Reg S
7.88%, 08/12/24 COP 12,300,000 2,992,754
3,862,566
Germany : 0.1%
Kreditanstalt fuer
Wiederaufbau
0.62%, 07/25/25 PLN 9,000 2,012,802
Underline
Indonesia : 0.4%
Perusahaan Penerbit
SBSN
4.88%, 07/15/26 IDR 31,810,000 2,027,982
6.38%, 03/15/34 IDR 40,420,000 2,649,815
6.62%, 10/15/24 IDR 45,410,000 3,037,174
8.88%, 11/15/31 IDR 79,020,000 6,107,010
Perusahaan Penerbit
SBSN Indonesia
6.88%, 03/15/36 IDR 25,480,000 1,745,697
15,567,678
Luxembourg : 0.2%
European Investment
Bank
4.25%, 06/19/24 MXN 13,000 735,519
European Investment
Bank Reg S
1.00%, 02/25/28 PLN 21,370 4,387,307
8.00%, 03/04/24 EGP 23,400 641,814
10.00%, 12/06/23 EGP 6,000 177,925
10.00%, 01/18/24 EGP 72,000 2,079,577
8,022,142
Mexico : 0.0%
Petroleos Mexicanos
Reg S
7.19%, 09/12/24 MXN 27,530 1,539,059
Underline
South Africa : 0.2%
Eskom Holdings SOC Ltd.
0.01%, 08/18/27 ZAR 85,355 2,467,211
7.50%, 09/15/33 ZAR 11,000 449,443
7.85%, 04/02/26 ZAR 24,350 1,314,398
Transnet SOC Ltd.
9.50%, 08/19/25 ZAR 21,000 1,165,692
Par
(000’s) Value
South Africa (continued)
13.50%, 04/18/28 ZAR 5,150 $ 313,279
5,710,023
Supranational : 3.3%
European Bank for
Reconstruction &
Development
0.25%, 11/20/23 PLN 8,630 2,109,766
European Investment
Bank
7.75%, 01/30/25 MXN 25,600 1,465,573
8.12%, 12/21/26 ZAR 208,895 11,581,361
European Investment
Bank 144A
5.75%, 01/24/25 IDR 51,750,000 3,415,157
European Investment
Bank Reg S
2.75%, 08/25/26 PLN 45,642 10,529,447
3.00%, 05/24/24 PLN 54,542 13,254,091
8.00%, 05/05/27 ZAR 18,185 999,555
Inter-American
Development Bank
7.50%, 12/05/24 MXN 435,885 24,862,604
Inter-American
Development Bank
Reg S
7.70%, 02/12/24 MXN 54,300 3,147,953
International Bank for
Reconstruction &
Development
2.00%, 07/23/25 PHP 35,400 595,442
7.25%, 03/15/24 IDR 39,600,000 2,634,135
International Finance
Corp.
7.00%, 02/14/24 BRL 1,800 372,937
7.00%, 07/20/27 MXN 206,160 11,358,086
7.25%, 02/02/24 MXN 27,780 1,623,806
7.50%, 01/18/28 MXN 117,900 6,569,647
7.75%, 01/18/30 MXN 167,130 9,188,773
8.00%, 10/09/23 IDR 28,500,000 1,893,933
8.00%, 07/27/27 ZAR 3,050 165,692
International Finance
Corp. Reg S
8.38%, 05/31/29 MXN 164,440 9,098,280
114,866,238
United Kingdom : 0.7%
European Bank for
Reconstruction &
Development
8.00%, 02/06/24 TRY 19,940 682,381
30.00%, 08/25/25 TRY 205,500 6,962,506
European Bank for
Reconstruction &
Development Reg S
5.08%, 12/15/25 MXN 318,690 16,922,938
24,567,825

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States : 0.6%
International Bank for
Reconstruction &
Development
4.75%, 04/22/27 PHP 102,400 $ 1,815,067
6.65%, 07/30/24 MXN 230,500 13,362,624
7.25%, 01/21/27 MXN 111,000 6,159,445
21,337,136
Total Corporate Bonds
(Cost: $214,132,520) 204,953,672
GOVERNMENT OBLIGATIONS : 90.8%
Brazil : 7.4%
Brazil Letras do Tesouro
Nacional
0.00%, 07/01/24 ^ BRL 135,170 25,704,623
0.00%, 07/01/25 ^ BRL 151,160 26,350,874
0.00%, 01/01/26 ^ BRL 224,370 37,290,534
0.00%, 07/01/26 ^ BRL 261,080 41,365,685
Brazil Notas do Tesouro
Nacional, Series F
10.00%, 01/01/25 BRL 168,905 35,180,757
10.00%, 01/01/27 BRL 175,520 36,633,695
10.00%, 01/01/29 BRL 155,430 31,980,804
10.00%, 01/01/31 BRL 62,200 12,636,593
10.00%, 01/01/33 BRL 60,560 12,174,128
Brazilian Government
International Bond
10.25%, 01/10/28 BRL 9,740 2,015,751
261,333,444
Chile : 3.5%
Bonos de la Tesoreria de
la Republica de Chile
2.50%, 03/01/25 CLP 21,990,000 24,913,110
4.50%, 03/01/26 CLP 14,215,000 16,659,906
5.00%, 03/01/35 CLP 15,675,000 18,396,072
6.00%, 01/01/43 CLP 13,145,000 17,324,893
Bonos de la Tesoreria de
la Republica de Chile
144A Reg S
2.30%, 10/01/28 CLP 4,160,000 4,313,898
4.70%, 09/01/30 CLP 15,005,000 17,306,312
5.00%, 10/01/28 CLP 5,820,000 6,839,870
Bonos de la Tesoreria de
la Republica en pesos
144A Reg S
6.00%, 04/01/33 CLP 10,310,000 13,006,679
7.00%, 05/01/34 CLP 3,885,000 5,294,263
124,055,003
China : 10.3%
Asian Infrastructure
Investment Bank Reg S
4.50%, 11/03/23 MXN 288,550 16,907,881
5.00%, 03/05/26 MXN 55,650 2,922,121
30.00%, 09/29/27 TRY 17,000 634,499
China Government Bond
1.99%, 04/09/25 CNY 83,090 11,601,071
2.18%, 08/25/25 CNY 46,670 6,532,725
2.24%, 05/25/25 CNY 15,880 2,227,488
Par
(000’s) Value
China (continued)
2.26%, 02/24/25 CNY 36,320 $ 5,095,411
2.28%, 11/25/25 CNY 39,330 5,515,521
2.30%, 05/15/26 CNY 32,200 4,518,460
2.37%, 01/20/27 CNY 39,730 5,568,212
2.44%, 10/15/27 CNY 40,500 5,680,396
2.46%, 02/15/26 CNY 51,560 7,253,261
2.47%, 09/02/24 CNY 61,270 8,619,947
2.48%, 04/15/27 CNY 33,690 4,738,256
2.50%, 07/25/27 CNY 15,300 2,151,501
2.60%, 09/01/32 CNY 39,520 5,498,953
2.62%, 04/15/28 CNY 50,310 7,111,202
2.62%, 09/25/29 CNY 43,840 6,141,914
2.64%, 01/15/28 CNY 47,660 6,720,412
2.67%, 05/25/33 CNY 24,480 3,443,612
2.68%, 05/21/30 CNY 66,970 9,393,230
2.69%, 08/12/26 CNY 59,690 8,461,487
2.69%, 08/15/32 CNY 46,390 6,508,358
2.75%, 06/15/29 CNY 43,750 6,186,480
2.75%, 02/17/32 CNY 46,050 6,483,698
2.76%, 05/15/32 CNY 38,210 5,383,475
2.79%, 12/15/29 CNY 47,010 6,640,035
2.80%, 03/24/29 CNY 40,870 5,803,309
2.80%, 03/25/30 CNY 51,700 7,312,997
2.80%, 11/15/32 CNY 43,050 6,067,835
2.84%, 04/08/24 CNY 56,420 7,951,549
2.85%, 06/04/27 CNY 96,770 13,805,382
2.88%, 02/25/33 CNY 57,930 8,269,985
2.89%, 11/18/31 CNY 35,940 5,113,332
2.91%, 10/14/28 CNY 56,230 8,039,509
2.94%, 10/17/24 CNY 43,230 6,120,542
3.01%, 05/13/28 CNY 56,900 8,189,088
3.02%, 10/22/25 CNY 66,880 9,549,885
3.02%, 05/27/31 CNY 62,700 9,021,421
3.03%, 03/11/26 CNY 53,490 7,660,889
3.12%, 12/05/26 CNY 57,990 8,357,516
3.12%, 10/25/52 CNY 28,950 4,116,144
3.13%, 11/21/29 CNY 46,930 6,795,445
3.19%, 04/11/24 CNY 51,560 7,286,529
3.19%, 04/15/53 CNY 9,910 1,439,722
3.22%, 12/06/25 CNY 42,740 6,136,908
3.25%, 06/06/26 CNY 53,220 7,682,075
3.25%, 11/22/28 CNY 31,310 4,564,841
3.27%, 11/19/30 CNY 68,780 10,091,135
3.28%, 12/03/27 CNY 59,200 8,625,368
3.29%, 05/23/29 CNY 56,380 8,252,029
3.32%, 04/15/52 CNY 30,000 4,427,729
3.53%, 10/18/51 CNY 23,730 3,634,808
3.72%, 04/12/51 CNY 29,760 4,700,195
3.81%, 09/14/50 CNY 54,840 8,772,744
365,728,517
Colombia : 4.4%
Colombia Government
International Bond
9.85%, 06/28/27 COP 4,788,000 1,194,925
Colombian TES
5.75%, 11/03/27 COP 44,840,000 9,944,191
6.00%, 04/28/28 COP 74,694,100 16,481,663
6.25%, 11/26/25 COP 45,792,000 10,992,456

Par
(000’s) Value
Colombia (continued)
6.25%, 07/09/36 COP 28,105,000 $ 5,213,250
7.00%, 03/26/31 COP 86,828,000 18,779,603
7.00%, 06/30/32 COP 64,171,700 13,596,637
7.25%, 10/18/34 COP 63,247,500 13,147,870
7.25%, 10/26/50 COP 55,957,000 10,316,265
7.50%, 08/26/26 COP 69,958,700 16,928,872
7.75%, 09/18/30 COP 51,369,100 11,758,009
9.25%, 05/28/42 COP 59,065,000 13,704,543
10.00%, 07/24/24 COP 27,925,800 7,264,364
13.25%, 02/09/33 COP 24,854,000 7,533,989
156,856,637
Czech Republic : 5.1%
Czech Republic
Government Bond
0.01%, 12/12/24 CZK 79,770 3,418,988
0.05%, 11/29/29 CZK 138,590 4,975,141
0.25%, 02/10/27 CZK 273,770 10,922,805
1.20%, 03/13/31 CZK 236,710 8,904,066
1.25%, 02/14/25 CZK 239,380 10,404,997
1.50%, 04/24/40 CZK 123,160 3,868,019
1.75%, 06/23/32 CZK 274,060 10,550,214
1.95%, 07/30/37 CZK 94,990 3,408,858
2.00%, 10/13/33 CZK 290,130 11,157,763
2.75%, 07/23/29 CZK 278,210 11,898,220
3.50%, 05/30/35 CZK 131,850 5,777,526
4.90%, 04/14/34 CZK 99,480 4,948,362
5.00%, 09/30/30 CZK 237,080 11,550,363
5.50%, 12/12/28 CZK 169,060 8,325,492
6.00%, 02/26/26 CZK 193,430 9,259,833
Czech Republic
Government Bond
Reg S
0.95%, 05/15/30 CZK 265,730 10,011,500
1.00%, 06/26/26 CZK 279,770 11,646,746
2.40%, 09/17/25 CZK 269,530 11,798,068
2.50%, 08/25/28 CZK 279,780 11,904,955
4.20%, 12/04/36 CZK 144,550 6,743,544
5.70%, 05/25/24 CZK 166,230 7,666,706
179,142,166
Dominican Republic : 1.2%
Dominican Republic
International Bond
144A
9.75%, 06/05/26 DOP 599,600 10,979,270
13.62%, 02/03/33 DOP 843,450 18,719,972
Dominican Republic
International Bond
Reg S
9.75%, 06/05/26 DOP 535,190 9,799,860
13.62%, 02/03/33 DOP 188,680 4,187,663
43,686,765
Egypt : 1.6%
Egypt Government Bond
13.54%, 01/14/25 EGP 68,196 1,954,826
14.06%, 01/12/26 EGP 291,850 7,705,588
14.29%, 01/05/28 EGP 119,540 2,862,399
14.35%, 09/10/24 EGP 177,305 5,239,655
14.37%, 10/20/25 EGP 290,169 7,868,750
Par
(000’s) Value
Egypt (continued)
14.40%, 09/10/29 EGP 77,710 $ 1,754,473
14.48%, 04/06/26 EGP 241,890 6,312,981
14.53%, 09/14/24 EGP 224,260 6,660,179
14.56%, 07/06/26 EGP 92,989 2,388,110
14.56%, 10/13/27 EGP 185,120 4,450,981
14.66%, 10/06/30 EGP 109,730 2,442,006
16.10%, 05/07/29 EGP 82,280 2,013,176
Egypt Treasury Bills
0.00%, 08/15/23 ^ EGP 28,500 916,977
0.01%, 08/29/23 EGP 83,500 2,663,143
55,233,244
Hungary : 3.8%
Hungary Government
Bond
1.00%, 11/26/25 HUF 4,642,680 11,085,250
1.50%, 04/22/26 HUF 3,871,180 9,126,821
1.50%, 08/26/26 † HUF 2,524,620 5,844,978
2.00%, 05/23/29 † HUF 3,017,950 6,572,787
2.25%, 04/20/33 † HUF 4,136,980 7,931,109
2.25%, 06/22/34 HUF 1,335,570 2,447,659
2.50%, 10/24/24 HUF 3,639,030 9,467,817
2.75%, 12/22/26 HUF 2,955,970 7,011,166
3.00%, 06/26/24 HUF 2,533,670 6,780,678
3.00%, 10/27/27 HUF 3,871,300 9,159,633
3.00%, 08/21/30 HUF 3,757,460 8,469,771
3.00%, 10/27/38 HUF 2,975,170 5,227,082
3.00%, 04/25/41 HUF 1,744,280 2,882,436
3.25%, 10/22/31 † HUF 4,695,680 10,276,868
4.50%, 03/23/28 HUF 1,943,030 4,882,064
4.75%, 11/24/32 HUF 3,318,630 7,863,804
5.50%, 06/24/25 HUF 3,800,920 10,066,980
6.75%, 10/22/28 HUF 3,731,830 10,291,378
135,388,281
Indonesia : 8.8%
Indonesia Treasury Bond
5.12%, 04/15/27 IDR 121,635,000 7,888,852
5.50%, 04/15/26 IDR 193,850,000 12,715,943
6.12%, 05/15/28 IDR 190,921,000 12,687,131
6.25%, 06/15/36 IDR 79,020,000 5,232,298
6.38%, 08/15/28 IDR 77,650,000 5,242,147
6.38%, 04/15/32 IDR 201,060,000 13,376,756
6.38%, 07/15/37 IDR 34,000,000 2,261,846
6.50%, 06/15/25 IDR 200,560,000 13,418,102
6.50%, 02/15/31 IDR 261,420,000 17,462,267
6.62%, 05/15/33 IDR 130,123,000 8,805,996
7.00%, 05/15/27 IDR 204,738,000 14,027,540
7.00%, 09/15/30 IDR 238,455,000 16,420,347
7.00%, 02/15/33 IDR 163,525,000 11,422,243
7.12%, 06/15/38 IDR 54,140,000 3,828,323
7.12%, 06/15/42 IDR 164,830,000 11,548,484
7.12%, 06/15/43 IDR 44,720,000 3,173,815
7.50%, 08/15/32 IDR 134,380,000 9,605,229
7.50%, 06/15/35 IDR 215,960,000 15,598,814
7.50%, 05/15/38 IDR 96,720,000 6,998,539
7.50%, 04/15/40 IDR 203,100,000 14,555,994
8.12%, 05/15/24 IDR 111,800,000 7,545,388
8.25%, 05/15/29 IDR 189,600,000 13,842,937
8.25%, 06/15/32 IDR 88,784,000 6,642,079

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Indonesia (continued)
8.25%, 05/15/36 IDR 131,195,000 $ 10,026,152
8.38%, 03/15/24 IDR 118,393,000 7,968,760
8.38%, 09/15/26 IDR 186,477,000 13,212,909
8.38%, 03/15/34 IDR 192,474,000 14,718,262
8.38%, 04/15/39 IDR 77,680,000 6,055,486
8.75%, 05/15/31 IDR 86,387,000 6,595,086
9.00%, 03/15/29 IDR 130,892,000 9,867,156
9.50%, 07/15/31 IDR 30,011,000 2,397,955
10.50%, 08/15/30 IDR 36,552,000 3,002,378
11.00%, 09/15/25 IDR 32,382,000 2,364,178
310,509,392
Malaysia : 7.6%
Malaysia Government
Bond
2.63%, 04/15/31 MYR 32,335 6,592,081
3.48%, 06/14/24 MYR 37,422 8,322,260
3.50%, 05/31/27 MYR 27,959 6,176,177
3.52%, 04/20/28 MYR 8,560 1,891,742
3.58%, 07/15/32 MYR 35,075 7,604,032
3.73%, 06/15/28 MYR 37,916 8,439,171
3.76%, 05/22/40 MYR 39,405 8,395,758
3.83%, 07/05/34 MYR 30,142 6,613,176
3.88%, 03/14/25 MYR 27,109 6,062,902
3.88%, 08/15/29 MYR 33,291 7,435,396
3.90%, 11/30/26 MYR 36,906 8,287,456
3.90%, 11/16/27 MYR 37,954 8,529,693
3.91%, 07/15/26 MYR 22,785 5,111,693
3.96%, 09/15/25 MYR 34,496 7,736,158
4.06%, 09/30/24 MYR 16,655 3,725,041
4.07%, 06/15/50 MYR 44,460 9,563,733
4.18%, 07/15/24 MYR 15,225 3,405,294
4.25%, 05/31/35 MYR 25,681 5,851,889
4.46%, 03/31/53 MYR 6,150 1,417,100
4.50%, 04/30/29 MYR 16,054 3,701,039
4.64%, 11/07/33 MYR 15,226 3,606,071
4.70%, 10/15/42 MYR 24,240 5,783,737
4.76%, 04/07/37 MYR 41,533 9,924,199
4.89%, 06/08/38 MYR 29,655 7,217,801
4.92%, 07/06/48 MYR 23,385 5,698,949
Malaysia Government
Investment Issue
3.42%, 09/30/27 MYR 42,686 9,406,798
3.45%, 07/15/36 MYR 36,831 7,719,116
3.46%, 10/15/30 MYR 46,590 10,099,724
3.60%, 07/31/28 MYR 8,890 1,967,056
3.65%, 10/15/24 MYR 31,180 6,939,905
3.73%, 03/31/26 MYR 41,356 9,224,019
3.99%, 10/15/25 MYR 32,794 7,359,573
4.07%, 09/30/26 MYR 24,590 5,547,336
4.13%, 08/15/25 MYR 33,040 7,442,124
4.13%, 07/09/29 MYR 34,710 7,839,497
4.19%, 10/07/32 MYR 33,740 7,668,364
4.25%, 09/30/30 MYR 18,250 4,158,448
4.26%, 07/26/27 MYR 17,001 3,867,126
4.29%, 08/14/43 MYR 16,135 3,645,516
4.37%, 10/31/28 MYR 39,117 8,968,589
4.42%, 09/30/41 MYR 35,015 8,024,802
Par
(000’s) Value
Malaysia (continued)
4.66%, 03/31/38 MYR 11,955 $ 2,854,899
269,825,440
Mexico : 5.4%
Mexican Bonos
5.00%, 03/06/25 MXN 10,603 589,292
5.50%, 03/04/27 MXN 243,967 12,882,602
5.75%, 03/05/26 MXN 180,927 9,875,107
7.50%, 06/03/27 MXN 330,676 18,699,783
7.50%, 05/26/33 MXN 273,368 14,961,466
7.75%, 05/29/31 MXN 637,304 35,844,303
7.75%, 11/23/34 MXN 149,235 8,271,301
7.75%, 11/13/42 MXN 430,465 23,019,751
8.00%, 09/05/24 MXN 11,020 639,909
8.00%, 11/07/47 MXN 390,337 21,302,183
8.00%, 07/31/53 MXN 214,979 11,630,940
8.50%, 05/31/29 MXN 95,767 5,647,612
8.50%, 11/18/38 MXN 326,086 18,938,294
10.00%, 12/05/24 MXN 12,643 753,495
10.00%, 11/20/36 MXN 103,619 6,795,713
189,851,751
Peru : 3.6%
Peru Government Bond
5.35%, 08/12/40 PEN 30,564 7,247,846
5.40%, 08/12/34 PEN 46,616 11,601,453
5.70%, 08/12/24 PEN 16,368 4,509,354
5.94%, 02/12/29 PEN 61,225 16,800,348
6.15%, 08/12/32 PEN 66,660 17,913,112
6.35%, 08/12/28 PEN 40,333 11,347,453
6.90%, 08/12/37 PEN 63,439 17,736,871
6.95%, 08/12/31 PEN 62,835 17,898,376
8.20%, 08/12/26 PEN 24,005 7,068,742
Peru Government Bond
144A Reg S
7.30%, 08/12/33 PEN 55,950 16,157,419
128,280,974
Philippines : 1.2%
Philippine Government
Bond
9.25%, 11/05/34 PHP 46,410 1,031,941
Philippine Government
International Bond
6.25%, 01/14/36 PHP 2,279,500 41,062,382
42,094,323
Poland : 5.0%
Republic of Poland
Government Bond
0.01%, 10/25/25 PLN 17,965 4,034,097
0.25%, 10/25/26 PLN 62,918 13,457,452
0.75%, 04/25/25 PLN 58,102 13,460,796
1.25%, 10/25/30 PLN 72,204 13,822,260
1.75%, 04/25/32 PLN 70,370 13,247,444
2.25%, 10/25/24 PLN 41,061 9,884,347
2.50%, 04/25/24 PLN 2,713 664,381
2.50%, 07/25/26 PLN 41,995 9,727,731
2.50%, 07/25/27 PLN 58,267 13,171,557
2.75%, 04/25/28 PLN 59,907 13,461,753
2.75%, 10/25/29 PLN 88,801 19,368,115
3.25%, 07/25/25 PLN 70,829 17,053,501

Par
(000’s) Value
Poland (continued)
3.75%, 05/25/27 PLN 60,920 $ 14,462,133
6.00%, 10/25/33 † PLN 22,095 5,785,653
7.50%, 07/25/28 PLN 48,653 13,337,129
174,938,349
Romania : 4.2%
Romania Government
Bond
2.50%, 10/25/27 RON 31,330 6,024,941
3.25%, 04/29/24 RON 31,240 6,829,898
3.25%, 06/24/26 RON 36,825 7,593,097
3.50%, 11/25/25 RON 28,385 5,978,628
3.65%, 07/28/25 RON 32,985 7,038,590
3.65%, 09/24/31 RON 37,540 7,000,265
3.70%, 11/25/24 RON 33,420 7,247,079
4.15%, 01/26/28 RON 35,760 7,323,766
4.15%, 10/24/30 RON 37,250 7,284,476
4.25%, 04/28/36 RON 27,670 4,996,499
4.50%, 06/17/24 RON 34,105 7,506,742
4.75%, 02/24/25 RON 35,185 7,684,874
4.75%, 10/11/34 RON 36,600 7,033,732
4.85%, 04/22/26 RON 33,135 7,133,341
4.85%, 07/25/29 RON 34,985 7,269,699
5.00%, 02/12/29 RON 33,815 7,097,290
5.80%, 07/26/27 RON 35,300 7,711,411
6.70%, 02/25/32 RON 40,495 9,200,465
7.90%, 02/24/38 RON 22,060 5,507,878
8.00%, 04/29/30 RON 13,710 3,316,453
8.25%, 09/29/32 RON 27,520 6,888,761
ROMANIA GOVERNMENT
BOND
8.75%, 10/30/28 RON 20,350 5,004,470
148,672,355
Serbia : 1.2%
Serbia Treasury Bonds
4.50%, 01/11/26 RSD 1,483,220 13,799,424
4.50%, 08/20/32 RSD 1,874,510 15,786,276
5.88%, 02/08/28 RSD 1,473,550 14,316,070
43,901,770
South Africa : 5.8%
Republic of South Africa
Government Bond
6.25%, 03/31/36 ZAR 179,223 6,557,191
6.50%, 02/28/41 ZAR 163,776 5,560,111
7.00%, 02/28/31 ZAR 310,858 14,232,127
8.00%, 01/31/30 ZAR 626,373 31,611,432
8.25%, 03/31/32 ZAR 523,060 25,148,958
8.50%, 01/31/37 ZAR 460,122 20,087,916
8.75%, 01/31/44 ZAR 390,873 16,355,854
8.75%, 02/28/48 ZAR 632,769 26,285,697
8.88%, 02/28/35 ZAR 487,399 22,841,003
9.00%, 01/31/40 ZAR 367,635 16,151,439
10.50%, 12/21/26 ZAR 342,085 20,127,868
204,959,596
Thailand : 7.0%
Thailand Government
Bond
0.75%, 06/17/24 THB 370,845 10,713,892
0.75%, 09/17/24 THB 435,898 12,537,584
Par
(000’s) Value
Thailand (continued)
0.95%, 06/17/25 THB 392,137 $ 11,191,585
1.00%, 06/17/27 THB 513,621 14,269,111
1.45%, 12/17/24 THB 395,756 11,454,819
1.58%, 12/17/35 THB 354,507 9,161,353
1.60%, 12/17/29 THB 347,534 9,636,916
1.60%, 06/17/35 THB 178,314 4,658,542
2.00%, 12/17/31 THB 401,417 11,284,314
2.00%, 06/17/42 THB 248,037 6,306,021
2.12%, 12/17/26 THB 389,142 11,313,666
2.35%, 06/17/26 THB 379,280 11,105,981
2.65%, 06/17/28 THB 455,711 13,471,778
2.88%, 12/17/28 THB 324,880 9,715,798
2.88%, 06/17/46 THB 297,161 8,241,009
3.30%, 06/17/38 THB 420,678 12,971,408
3.35%, 06/17/33 THB 267,013 8,306,610
3.39%, 06/17/37 THB 208,185 6,470,114
3.40%, 06/17/36 THB 316,628 9,818,986
3.45%, 06/17/43 THB 189,935 5,911,113
3.65%, 06/20/31 THB 325,795 10,267,426
3.77%, 06/25/32 THB 525,938 16,874,658
3.85%, 12/12/25 THB 338,646 10,257,003
4.88%, 06/22/29 THB 362,383 11,990,646
247,930,333
Turkey : 2.4%
Turkey Government
Bond
9.00%, 07/24/24 TRY 53,798 1,862,079
10.40%, 03/20/24 TRY 45,156 1,630,038
10.50%, 08/11/27 TRY 532,699 16,162,926
10.60%, 02/11/26 TRY 208,738 7,031,126
11.00%, 02/24/27 TRY 146,789 4,497,421
11.70%, 11/13/30 TRY 287,067 9,131,176
12.40%, 03/08/28 TRY 703,181 21,205,046
12.60%, 10/01/25 TRY 143,475 5,181,815
16.90%, 09/02/26 TRY 436,130 17,201,113
83,902,740
Uruguay : 1.3%
Uruguay Government
International Bond
8.25%, 05/21/31 UYU 1,045,067 26,364,014
9.75%, 07/20/33 UYU 92,520 2,563,476
Uruguay Government
International Bond
144A
8.50%, 03/15/28 UYU 25,635 662,455
Uruguay Government
International Bond
Reg S
8.50%, 03/15/28 UYU 566,371 14,636,063
44,226,008
Total Government Obligations
(Cost: $3,405,806,378) 3,210,517,088
Total Investments Before Collateral for
Securities Loaned: 96.6%
(Cost: $3,619,938,898) 3,415,470,760

VANECK J.P. MORGAN EM LOCAL CURRENCY BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN : 0.9%
Money Market Fund: 0.9%
(Cost: $30,460,625)
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.9%
(continued)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 30,460,625 $ 30,460,625
Total Investments: 97.5%
(Cost: $3,650,399,523) 3,445,931,385
Other assets less liabilities: 2.5% 88,052,084
NET ASSETS: 100.0% $ 3,533,983,469
Definitions:
BRL Brazilian Real
CLP Chilean Peso
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DOP Dominican Peso
EGP Egyptian Pound
HUF Hungarian Forint
IDR Indonesian Rupiah
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Nuevo Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
RSD Serbian Dinar
THB Thai Baht
TRY Turkish Lira
UYU Uruguayan Peso
ZAR South African Rand
^ Zero Coupon Bond
† Security fully or partially on loan. Total market value of securities on loan is $27,599,681.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $96,695,295, or 2.7% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Government 94.5% $ 3,226,084,766
Financials 5.3 181,267,099
Utilities 0.2 5,100,865
Energy 0.0 1,539,059
Industrials 0.0 1,478,971
100.0% $ 3,415,470,760